(a) Investments in entities under joint control - Summary Of Investment In Joint Control That Are Accounted Using Equity Method (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of joint ventures [line items]
Opening balance	₨ 524
Closing balance		₨ 524
Abha Solarfarms Limited
Disclosure of joint ventures [line items]
Opening balance	89	84	₨ 88
Addition during the year		15
Share in loss of jointly controlled entity	(7)	(10)	(4)
Acquired during the year	(82)
Closing balance		89	84
Heramba Renewables Limited
Disclosure of joint ventures [line items]
Opening balance	170	157	161
Addition during the year		30
Share in loss of jointly controlled entity	(14)	(16)	(4)
Acquired during the year	(156)
Closing balance		170	157
Aalok Solarfarms Limited
Disclosure of joint ventures [line items]
Opening balance	91	85	89
Addition during the year		14
Share in loss of jointly controlled entity	(7)	(9)	(4)
Acquired during the year	(84)
Closing balance		91	85
Shreyas Solarfarms Limited
Disclosure of joint ventures [line items]
Opening balance	174	163	170
Addition during the year		29
Share in loss of jointly controlled entity	(17)	(18)	(7)
Acquired during the year	(157)
Closing balance		174	163
Prathamesh Solarfarms Limited
Disclosure of joint ventures [line items]
Opening balance			492
Addition during the year
Share in loss of jointly controlled entity			(21)
Acquired during the year			(471)
Closing balance